Other Financial Assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets	OTHER FINANCIAL ASSETS
Accounting policies
A financial asset is initially recognized as measured at amortized cost, at fair value through other comprehensive income - debt instrument, at fair value through other comprehensive income - equity instrument, or at fair value through profit or loss.
Financial assets will not be reclassified after initial recognition, unless we change our economic model of financial asset management. If so, all affected financial assets would be reclassified as of the first day of the first reporting period following the change in economic model. No such reclasses have taken place in any period presented herein.
A financial asset is measured at amortized cost if both of the following conditions are met, and if it is not measure at fair value through profit or loss:
•Its ownership is part of an economic model of which the objective is to hold assets in order to receive its contractual cash flows;
•Its contractual conditions provide for cash flows at defined dates, which correspond only to principal payments and interest on the remaining principal amount.
A debt instrument is measured at fair value through other comprehensive income if both of the following conditions are met, and if it is not measure at fair value through profit or loss:
•Its ownership is part of an economic model of which the goal is met through both the receipt of contractual cash flows and the sale of financial assets;
•Its contractual conditions provide for cash flows at defined dates, which correspond only to principal payments and interest on the remaining principal amount.
At the time of initial recognition of an equity instrument that is not held for trading, we may irrevocably choose to present future changes in fair value in other comprehensive income. This choice is made for each investment.
All financial assets that are not categorized as measured at amortized cost or at fair value through other comprehensive income as previously described are measured at fair value through profit or loss.
Financial detail
Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2022/12/31	2023/12/31
Non consolidated equity investments	3,133	2,348
Other investments	483	471
Financial investments	4,550	—
Loans	428	472
Deposits and guarantees	335	303
Liquidity contract	534	531
TOTAL	9,464	4,125
Of which : Current	4,550	—
Of which : Non-current	4,914	4,125

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	31/12/2022			31/12/2023
Non consolidated equity investments	3,133	—	(785)	2,348
Other investments	483	0	(12)	471
Financial investments	4,550	—	(4,550)	—
Loans	428	44	—	472
Deposits and guarantees	335	35	(68)	303
Liquidity contract	534	0	(3)	531
TOTAL	9,464	80	(5,419)	4,125

The total amount of financial assets of the Company was €9,464 at December 31, 2022, as is €4,125 at December 31, 2023. This change is mainly due to the short term financial asset with a term of 180 days as well as a recorded impairment related to the Company's shares in Genoscience Pharma.
Non-consolidated equity investments
As of December 31, 2023, the value of "Non-consolidated equity investments" totaled €2,348, which relates solely to our equity purchase in Genoscience Pharma.
The gross value of the investment (and the initial transaction amount from 2021) totals €3,133.
The net value of the investment (including an impairment of €785) totals 2,348.
Since the transaction occurred, no shares have been sold.
We did not complete the equity purchase in Genoscience Pharma for trading purposes. Therefore, pursuant to IFRS 9, we elected to classify the equity in Genoscience Pharma we acquired in December 2021 as equity instruments recognized at fair value through other comprehensive income (OCI). At the time of initial recognition in 2021, this investment in equity instruments has been measured at fair value, inclusive of acquisition costs related to the purchase. The amount recognized on the balance sheet at December 31, 2021 corresponds to the subscription price agreed upon between the parties as representative of the value of Genoscience Pharma a few days before closing of the period. For future closings, changes in fair value on these equity instruments are recognized as OCI. This OCI may not be reused as profit or loss, including in the case of a sale. If applicable, only dividends related to the investment in equity instruments will be recognized as profit provided that all conditions are met.
For 2023, and in accordance with IFRS 13, we updated our estimated of the fair value of our equity stake in Genoscience Pharma, which was based on a valuation methodology including a royalty based income approach using discounted cash flow techniques for the company's main scientific research programs. The aforementioned income method utilizes management’s estimates of future operating results, cash flows discounted using a weighted-average cost of capital that reflects market participant assumptions, and the expected success rate of each program. Based on our analysis performed as of December 31, 2023, an impairment loss of €785 was recognized in OCI.
The period over which management has projected its cash flows spans through 2039. The growth rate used to extrapolate cash flow projections is 1%. Furthermore, we have performed the following sensitivity analyses in order to determine the change in value of the asset by modifying certain key assumptions.
Values assigned to each key assumption
Discount rate: 12.4%
The amount by which the asset would decrease if the weighted average cost of capital increased by 1%: €159
Overall expected success rate: 12.9%
The amount by which the asset would decrease if the estimated overall success rate decreased by 1%: €212
Indicators of impairment considered by the Group as part of the implementation of the impairment test above are as follows:
•Failure of or unfavorable data from our clinical trials
•Competition from other clinical trial programs covering the same indications as our drug candidates
•Availability of necessary financing
Other investments
As of December 31, 2023, the value of "Other investments" totaled €471. The balance relates solely to our investment in CAPTECH SANTE.
On May 24, 2022, GENFIT undertook to subscribe for 50 units of the CAPTECH SANTE Professional Equity Fund (Fonds Professionnel de Capital Investissement – FPCI) in the amount of €500. On June 25, 2022, the management company made an initial call for funds from GENFIT in an amount equal to 35% of the subscription amount, i.e. €175, which GENFIT paid. The remaining subscription amount of €325 must be paid upon successive calls from the fund management company.
GENFIT’s investment in CAPTECH SANTE constitutes a debt instrument that does not meet the SPPI (solely payments of principal and interest) criterion test. It is therefore classified as a financial asset recognized at fair value through profit or loss. This investment is also consistent with a regular way purchase of a financial asset. GENFIT has opted to use the trade date as date of initial recognition. An amount of €500 was therefore recognized in the Group’s balance sheet on May 24, 2022.
As of December 31, 2023, a loss of €12 was recognized based on the net asset value of the units as of said date.
Financial investments
As of December 31, 2023, and 2022, the value of "Financial investments" totaled €0 and €4,550 respectively. This change related solely to a short term investment whose term was 180 days, liquidated in 2023.
Liquidity contract
Consistent with customary practice in the French securities market, we entered into a liquidity agreement (contrat de liquidité) with Crédit Industriel et Commercial S.A. ("CIC") in August 2013. The liquidity agreement was entered into in accordance with applicable laws and regulations in France. The liquidity agreement authorizes CIC to carry out market purchases and sales of our shares on Euronext Paris.
As of December 31, 2023, the liquidity account had a cash balance of €531, and as of December 31, 2022 a cash balance of €534.
CIC holds the following number of GENFIT shares on behalf of the Company, recorded as a deduction in equity:

Financial assets - Current	As of
	2022/12/31	2023/12/31
Number of shares (recorded as a deduction from equity)	138,691	147,812

Summary of Other Financial Assets
Financial detail
Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2022/12/31	2023/12/31
Non consolidated equity investments	3,133	2,348
Other investments	483	471
Financial investments	4,550	—
Loans	428	472
Deposits and guarantees	335	303
Liquidity contract	534	531
TOTAL	9,464	4,125
Of which : Current	4,550	—
Of which : Non-current	4,914	4,125

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	31/12/2022			31/12/2023
Non consolidated equity investments	3,133	—	(785)	2,348
Other investments	483	0	(12)	471
Financial investments	4,550	—	(4,550)	—
Loans	428	44	—	472
Deposits and guarantees	335	35	(68)	303
Liquidity contract	534	0	(3)	531
TOTAL	9,464	80	(5,419)	4,125

Trade and other receivables	TRADE AND OTHER RECEIVABLES
Accounting policies
Trade and other receivables are recognized at fair value, which is the nominal value of invoices unless payment terms require a material adjustment for the time value discounting effect at market interest rates. Trade receivables are subsequently measured at amortized cost. Impairment losses on trade accounts receivable are estimated using the expected loss method, in order to take account of the risk of payment default throughout the lifetime of the receivables.
Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date, according to IFRS 9 standards ("expected credit loss").
OTHER FINANCIAL ASSETS
Accounting policies
A financial asset is initially recognized as measured at amortized cost, at fair value through other comprehensive income - debt instrument, at fair value through other comprehensive income - equity instrument, or at fair value through profit or loss.
Financial assets will not be reclassified after initial recognition, unless we change our economic model of financial asset management. If so, all affected financial assets would be reclassified as of the first day of the first reporting period following the change in economic model. No such reclasses have taken place in any period presented herein.
A financial asset is measured at amortized cost if both of the following conditions are met, and if it is not measure at fair value through profit or loss:
•Its ownership is part of an economic model of which the objective is to hold assets in order to receive its contractual cash flows;
•Its contractual conditions provide for cash flows at defined dates, which correspond only to principal payments and interest on the remaining principal amount.
A debt instrument is measured at fair value through other comprehensive income if both of the following conditions are met, and if it is not measure at fair value through profit or loss:
•Its ownership is part of an economic model of which the goal is met through both the receipt of contractual cash flows and the sale of financial assets;
•Its contractual conditions provide for cash flows at defined dates, which correspond only to principal payments and interest on the remaining principal amount.
At the time of initial recognition of an equity instrument that is not held for trading, we may irrevocably choose to present future changes in fair value in other comprehensive income. This choice is made for each investment.
All financial assets that are not categorized as measured at amortized cost or at fair value through other comprehensive income as previously described are measured at fair value through profit or loss.